Statements of Income - Non-financial Services and Financial Services Businesses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	¥ 25,691,911	¥ 22,064,192	¥ 18,583,653
Eliminations	(32)	152	(44)
Costs and expenses
Selling, general and administrative	2,598,660	2,102,309	1,839,462
Total costs and expenses	23,399,799	20,743,304	18,228,026
Operating income	2,292,112	1,320,888	355,627
Other income (expense), net	148,968	82,761	77,246
Income before income taxes and equity in earnings of affiliated companies	2,441,080	1,403,649	432,873
Provision for income taxes	767,808	551,686	262,272
Equity in earnings of affiliated companies	318,376	231,519	197,701
Net income	1,991,648	1,083,482	368,302
Less: Net income attributable to noncontrolling interests	(168,529)	(121,319)	(84,743)
Net income attributable to Toyota Motor Corporation	1,823,119	962,163	283,559
Non Financial Services Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	24,343,613	20,943,634	17,534,872
Costs and expenses
Cost of revenues	20,004,553	18,034,256	15,796,635
Selling, general and administrative	2,334,404	1,899,997	1,676,999
Total costs and expenses	22,338,957	19,934,253	17,473,634
Operating income	2,004,656	1,009,381	61,238
Other income (expense), net	140,067	79,837	69,935
Income before income taxes and equity in earnings of affiliated companies	2,144,723	1,089,218	131,173
Provision for income taxes	669,173	436,223	141,558
Equity in earnings of affiliated companies	316,612	230,078	196,544
Net income	1,792,162	883,073	186,159
Less: Net income attributable to noncontrolling interests	(164,709)	(119,359)	(82,181)
Net income attributable to Toyota Motor Corporation	1,627,453	763,714	103,978
Financial Services Business
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	1,421,047	1,170,670	1,100,324
Costs and expenses
Cost of revenues	840,905	633,306	615,563
Selling, general and administrative	285,251	221,544	178,323
Total costs and expenses	1,126,156	854,850	793,886
Operating income	294,891	315,820	306,438
Other income (expense), net	1,451	(970)	(4,679)
Income before income taxes and equity in earnings of affiliated companies	296,342	314,850	301,759
Provision for income taxes	98,589	116,033	120,725
Equity in earnings of affiliated companies	1,764	1,441	1,157
Net income	199,517	200,258	182,191
Less: Net income attributable to noncontrolling interests	(3,819)	(1,961)	(2,566)
Net income attributable to Toyota Motor Corporation	¥ 195,698	¥ 198,297	¥ 179,625